EQUITY INVESTMENTS - Narrative Equity Method Investments (Details) $ in Thousands, ¥ in Millions	1 Months Ended					3 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Apr. 30, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 USD ($)	Apr. 30, 2018 USD ($)	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 01, 2021	Dec. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 MW	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value							$ 4,000	$ 4,000
Payments to acquire additional interest in subsidiaries							0	0	$ 30,000
Gain on disposal							0	2,975	$ 0
Equity method investments							$ 3,061	11,230
Proceeds from sale of unconsolidated investee | ¥											¥ 21.9
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value														$ 9,200
Equity securities without readily determinable fair value, ownership percentage														15.00%
Additional amount invested			$ 6,300	$ 7,000	$ 9,000
Amount invested, less reinvested dividends					7,700
Reinvested dividends					$ 1,300	$ 700
Equity method investment, ownership percentage	20.00%	20.00%	20.00%		20.00%	20.00%	16.30%					16.30%
Gain on disposal							$ 3,000	3,000
Gain on disposition of stock in equity method investee, reclassified from other comprehensive income to profit and loss							30	30
Equity method investments							3,061	11,230
Huansheng Photovoltaic (Jiangsu) Co., Ltd. | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Schedule of Equity Method Investments [Line Items]
Payments to acquire additional interest in subsidiaries	$ 41,600	¥ 270.0
CCPV
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage																25.00%
Equity method investments																$ 16,400
Deca Technologies, Inc.
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value							$ 4,000	$ 4,000
Equity securities without readily determinable fair value, ownership percentage							8.00%
Proceeds from dividends received							$ 2,500
Equity securities, gain							$ 1,300
Hohhot
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value													$ 2,700
Equity securities without readily determinable fair value, ownership percentage													4.60%
Gain on disposal										$ 500
Power capacity (in mw) | MW															300
Proceeds from sale of unconsolidated investee										$ 3,200